Investment Held in Trust Account (Details) - Seaport Global Acquisition Corp - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of Held-to-maturity Securities [Line Items]
Assets held in Trust Account	$ 145,218,069	$ 145,194,202
Carrying Value		145,194,202
Gross Unrealized Losses		(2,174)
Fair Value		145,192,028
Money Market Fund
Schedule of Held-to-maturity Securities [Line Items]
Assets held in Trust Account		281
Carrying Value		281
Fair Value		281
U.S. Treasury Securities held in Trust Account
Schedule of Held-to-maturity Securities [Line Items]
Assets held in Trust Account		145,193,921
Carrying Value		145,193,921
Gross Unrealized Losses		(2,174)
Fair Value		$ 145,191,747